FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial Assets and Liabilities Not Measured at Fair Value (Details) - HKD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	$ 99,819,887	$ 70,975,828
Total financial liabilities, not measured at fair value	79,303,777	62,395,679
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	99,819,887	70,975,828
Total financial liabilities, not measured at fair value	79,303,777	62,395,679
Cash and cash equivalents | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	4,555,096	1,034,668
Cash and cash equivalents | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	4,555,096	1,034,668
Cash held on behalf of clients | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	54,734,351	42,487,090
Cash held on behalf of clients | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	54,734,351	42,487,090
Restricted Cash | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	2,065
Restricted Cash | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	2,065
Securities purchased under resale agreements | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	106,203
Securities purchased under resale agreements | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	106,203
Term deposit | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value		300,000
Term deposit | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value		300,000
Loans and advances | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	29,587,306	18,825,366
Loans and advances | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	29,587,306	18,825,366
Receivables: Clients | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	469,577	735,145
Receivables: Clients | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	469,577	735,145
Receivables: Brokers | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	7,893,927	5,780,461
Receivables: Brokers | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	7,893,927	5,780,461
Receivables: Clearing organizations | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	1,961,121	1,243,928
Total financial liabilities, not measured at fair value		324,266
Receivables: Clearing organizations | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	1,961,121	1,243,928
Total financial liabilities, not measured at fair value		324,266
Receivables: Fund management companies and fund distributors | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	72,340	297,622
Receivables: Fund management companies and fund distributors | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	72,340	297,622
Receivables: Interest | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	50,829	19,876
Receivables: Interest | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	50,829	19,876
Other financial assets | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	387,072	251,672
Other financial assets | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	387,072	251,672
Amounts due to related parties | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	87,459	87,169
Amounts due to related parties | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	87,459	87,169
Payables: Clients | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	59,127,439	46,062,842
Payables: Clients | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	59,127,439	46,062,842
Payables: Brokers | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	7,599,233	4,533,581
Payables: Brokers | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	7,599,233	4,533,581
Payables: Clearing organizations | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	393,782
Payables: Clearing organizations | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	393,782
Payables: Fund management companies and fund distributors | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	56,690	127,442
Payables: Fund management companies and fund distributors | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	56,690	127,442
Payables: Interest | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	15,359	5,493
Payables: Interest | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	15,359	5,493
Payables: Borrowings | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	6,357,405	5,482,818
Payables: Borrowings | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	6,357,405	5,482,818
Securities sold under agreement to repurchase | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	4,467,861	5,453,037
Securities sold under agreement to repurchase | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	4,467,861	5,453,037
Operating lease liabilities | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	260,579	222,231
Operating lease liabilities | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	260,579	222,231
Other financial liabilities | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	937,970	96,800
Other financial liabilities | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	$ 937,970	$ 96,800